Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.10	$ 0.10
Common stock, shares authorized	50,000,000	500,000,000	250,000,000
Common stock, shares issued	7,671,632	9,961,632	5,300,000
Common stock, shares outstanding	7,671,632	9,961,632	5,300,000
Common stock, shares to be issued	509,000	338,368
Series A Preferred Stock
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value
Series B Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000	10,000,000
Preferred stock, shares issued	5,000	5,000	5,000
Preferred stock, shares outstanding	5,000	5,000	5,000